Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As discussed in the CD&A, our Compensation Committee has implemented an executive compensation program designed to link a substantial portion of our NEOs realized compensation to the achievement of our financial, operational and strategic objectives and to align our executive pay with changes in the value of our stockholders investments. We have identified Net Debt as our Company-Selected Measure that represents, in our view, the most important financial measure used to link Compensation Actually Paid (“CAP”) to our performance in 2024. We believe our debt levels are important to our stockholders and our ability to reduce those debt levels is through generating higher cash flows and our focus on efficient operations. The following sets forth additional compensation information for our NEOs, calculated in accordance with SEC regulations for the fiscal years 2024, 2023, 2022, 2021 and 2020:

							Value of Fixed $100 Investment Based on:		Stated in millions

Year	Summary Compensation Table Total for CEO Jeffrey L. Ventura(1)	Summary Compensation Table Total for CEO Dennis L. Degner(1)	Compensation Actually Paid to CEO Jeffrey L. Ventura(2)(4)	Compensation Actually Paid to CEO Dennis L. Degner(2)(4)	Average Summary Compensation Table for Remaining NEOs(3)(8)	Average Compensation Actually Paid to Remaining(g) NEOs(2)(4)(8)	Total Stockholder Return	Peer Group Total Stockholder Return(5)	Net Income (Loss)(6)	Net Debt(7)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2024	N/A	$7,492,829	N/A	$11,913,564	$2,426,926	$3,493,169	$762	$255	$266	$1,404
2023	$592,899	$6,181,944	$7,148,610	$11,224,955	$2,423,058	$3,585,941	$639	$212	$871	$1,576
2022	$7,930,872	N/A	$20,623,893	N/A	$2,658,371	$7,195,488	$518	$212	$1,183	$1,869
2021	$7,542,954	N/A	$29,861,807	N/A	$2,853,780	$10,803,072	$368	$142	$412	$2,736
2020	$6,704,788	N/A	$12,846,337	N/A	$2,755,736	$5,106,097	$138	$76	$(712)	$3,115

(1)
The dollar amounts reported are the amounts of total compensation reported for our former CEO Mr. Ventura and our current CEO Mr. Degner for the corresponding year in which each served as the Company's CEO in the "Total" column of the Summary Compensation Table (“SCT”) as reflected on page 48 of this Proxy statement and our proxy statements for 2024, 2023, 2022 and 2021. Mr. Ventura retired in June 2023.
(2)
The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation paid to our CEO (or other NEOs) during the applicable year, but include (i) the year-end value of equity awards granted during the reported year and (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited or through the end of the reported fiscal year.
(3)
Reflects compensation for our remaining NEOs, other than our CEO.
(4)
Time-vested restricted stock grant fair values are calculated using the stock price as of the date of grant. Adjustments have been made using the stock price as of the applicable year end and as of each date of vesting. TSR-PSUs fair values are calculated using a Monte Carlo simulation model as of the applicable year-end date or as of each date of vesting. Performance-Based Internal metrics fair value is calculated using the stock price as of the applicable year end multiplied by the probability of achievement as of each such date.
(5)
Reflects cumulative total stockholder return for our Peer Group as described on page 43 of this proxy and assumes an initial investment of $100 on December 31, 2019. As of December 31, 2020, the members of the peer group included Antero Resources Corporation (AR), Cabot Oil and Gas Corporation (COG), Chesapeake Energy Corporation (CAKAQ), Cimarex Energy Co. (XEC), CNX Resources (CNX), EQT Corporation (EQT), Gulfport Energy Corporation (GPORQ), Matador Resources (MTDR), Murphy Oil (MUR), Oasis Petroleum (OASPQ), PDC Energy Inc. (POCE), QEP Resources Inc. (QEP), SM Energy Company (SM), Southwestern Energy Company (SWN), Whiting Petroleum (WLL), WPX Energy (WPX). In setting the 2021 peer group, XEC and COG were merged into Coterra (CTRA), CHKAQ declared bankruptcy, GPORQ, OASPQ, WLL and WPX were dropped and the S&P 500 index and Comstock Resources (CRK) were added to better test performance against a broader index. As of December 31, 2021, the members of the peer group include: AR, CTRA, CNX, CRK, EQT, MTDR, MUR, PDCE, QEP, SM, SWN and the S&P 500 index. As of December 31, 2022, the members of the peer group included AR, CTRA, CNX, CRK, EQT, MTDR, MUR, PDCE, SM, SWN and the S&P 500 index. QEP Resources was removed and Chesapeake Energy Corporation (CHK) was added back as they emerged from bankruptcy. PDC Energy is included through August 2023 when it was acquired by Chevron Corp. As of December 31, 2023, the members of the peer group included: AR, CHK, CNX, CRK, CTRA, EQT, MTDR, MUR, PDCE, SM, SWN, and the S&P 500 index. As of December 31, 2024, the members of the peer group included: AR, Callon Petroleum Company (CPE), CHK, Civitas Resources, Inc. (CIVI), Chord Energy Corporation (CHRD), CNX, CRK, CTRA, EQT, Magnolia Oil & Gas Corporation (MGY), MTDR, Marathon Oil Corporation (MRO), MUR, Permian Resources Corporation (PR), SM, SWN and the S&P 400 index. AR, CHK, CNX, CRK, CTRA, EQT, and SWN are included twice in the calculation of total stockholder return. CPE is included through February 2024 when it was acquired by Apache Corporation. MRO is included through November 2024 when it was acquired by Conoco Phillips. SWN is included through October 2024 when it was acquired by CHK to form EXE.
(6)
Reflects net income (loss) in the Company’s Consolidated Statements of Operations included in the Annual Reports on Form 10-K for each of the years ended December 31, 2024, 2023, 2022, 2021 and 2020.
(7)
Annex A includes reconciliations for non-GAAP financial measures to comparable GAAP measures
(8)
Reflects compensation reported in the “Summary Compensation Table” for our NEOs for each year presented. The following NEOs are included in the average figures show:
•
2020: Mark S. Scucchi; Dennis L. Degner; David P. Poole; Alan W. Farquharson
•
2021: Mark S. Scucchi; Dennis L. Degner; David P. Poole; Alan W. Farquharson
•
2022: Mark S. Scucchi; Dennis L. Degner; David P. Poole; Alan W. Farquharson
•
2023: Mark S. Scucchi; Erin W. McDowell; Alan W. Farquharson; Dori A. Ginn
•
2024: Mark S. Scucchi; Erin W. McDowell; Alan W. Farquharson; Anthony W. Gaudlip

Column (c). To calculate the amounts in “Compensation Actually Paid to CEO” column for Jeffrey L. Ventura, the following amounts were deducted from or added to (as applicable) our CEO’s total compensation as reported in the Summary Compensation Table (SCT):

	SCT for CEO Jeffrey L. Ventura	Reported Value of Equity Awards for CEO Jeffrey L. Ventura(1)	Equity Award Adjustments for CEO Jeffrey L. Ventura(2)	Compensation Actually Paid to CEO Jeffrey L. Ventura

2023	$592,899	$—	$6,555,711	$7,148,610
2022	$7,930,872	$(5,799,964)	$18,492,985	$20,623,893
2021	$7,542,954	$(4,799,996)	$27,118,849	$29,861,807
2020	$6,704,788	$(3,922,995)	$10,064,544	$12,846,337

(1)
Represents the grant date fair value of equity awards granted to our CEO as reported in the “Stock Awards” column in the SCT for each year. Mr. Ventura did not receive an equity grant in 2023 due to his retirement.
(2)
Represents the year-over-year change in the fair value of equity awards to our CEO.

Fair Value of Equity Awards for Former CEO – Jeffrey L. Ventura	2023	2022	2021	2020

As of year-end for awards granted during the year	$—	$6,899,722	$9,397,492	$8,992,765
Year-over-year increase of unvested awards granted in prior years	5,103,067	7,014,919	15,001,036	1,189,549
Increase (decrease) from prior year-end for awards that vested during the year	1,452,644	4,578,344	2,720,321	(117,770)
TOTAL EQUITY AWARD ADJUSTMENTS FOR FORMER CEO – JEFFREY L . VENTURA	$6,555,711	$18,492,985	$27,118,849	$10,064,544

Column (c). To calculate amounts in “Compensation Actually Paid to CEO” for Dennis L. Degner, the following amounts were deducted from or added (as applicable) to our CEO’s total compensation as reported in the SCT:

	SCT for CEO Dennis L. Degner	Reported Value of Equity Awards for CEO Dennis L. Degner(1)	Equity Award Adjustments for CEO Dennis L. Degner(2)	Compensation Actually Paid to CEO Dennis L. Degner

2024	$7,492,829	$(5,131,610)	$9,552,345	$11,913,564
2023	$6,181,944	$(3,925,016)	$8,968,027	$11,224,955

(1)
Represents the grant date fair value of equity awards granted to our CEO as reported in the “Stock Awards” column in the SCT.
(2)
Represents the year-over-year change in the fair value of equity awards to our CEO.

Fair Value of Equity Awards for CEO – Dennis L. Degner	2024	2023

As of year-end for awards granted during the year	$6,991,008	$4,950,314
Year-over-year increase of unvested awards granted in prior years	2,184,499	3,142,953
Increase from prior year-end for awards that vested during the year	376,837	874,760
TOTAL EQUITY AWARD ADJUSTMENTS FOR CEO – DENNIS L. DEGNER	$9,552,345	$8,968,027

Column (e). To calculate the amounts in “Average Compensation Actually Paid to Remaining NEOs” column in the table above, the following amounts were deducted from or added to (as applicable) to our remaining NEOs total compensation as reported in the SCT:

	Average SCT for Remaining NEOs	Average Reported Value of Equity Awards for Remaining NEOs	Average Equity Award Adjustments for Remaining NEOs	Average Compensation Actually Paid to Remaining NEOs

2024	$2,426,926	$(1,415,158)	$2,481,400	$3,493,169
2023	$2,423,058	$(1,324,995)	$2,487,878	$3,585,941
2022	$2,658,371	$(1,749,985)	$6,287,102	$7,195,488
2021	$2,853,780	$(1,744,995)	$9,694,287	$10,803,072
2020	$2,755,736	$(1,633,999)	$3,984,360	$5,106,097

Average Fair Value of Equity Awards for Remaining NEOs	2024	2023	2022	2021	2020

As of year-end for awards granted during the year	$1,788,384	$1,445,579	$2,132,512	$3,394,488	$3,725,287
Year-over-year increase of unvested awards granted in prior years	601,154	864,425	2,833,707	5,432,421	292,015
Increase (decrease) from prior year-end for awards that vested during the year	91,862	177,874	1,320,883	867,378	(32,942)
TOTAL EQUITY AWARD ADJUSTMENTS FOR REMAINING NEOS	$2,481,400	$2,487,878	$6,287,102	$9,694,287	$3,984,360

Company Selected Measure Name	NetDebt
Named Executive Officers, Footnote
(1)
The dollar amounts reported are the amounts of total compensation reported for our former CEO Mr. Ventura and our current CEO Mr. Degner for the corresponding year in which each served as the Company's CEO in the "Total" column of the Summary Compensation Table (“SCT”) as reflected on page 48 of this Proxy statement and our proxy statements for 2024, 2023, 2022 and 2021. Mr. Ventura retired in June 2023.
(8)
Reflects compensation reported in the “Summary Compensation Table” for our NEOs for each year presented. The following NEOs are included in the average figures show:
•
2020: Mark S. Scucchi; Dennis L. Degner; David P. Poole; Alan W. Farquharson
•
2021: Mark S. Scucchi; Dennis L. Degner; David P. Poole; Alan W. Farquharson
•
2022: Mark S. Scucchi; Dennis L. Degner; David P. Poole; Alan W. Farquharson
•
2023: Mark S. Scucchi; Erin W. McDowell; Alan W. Farquharson; Dori A. Ginn
•
2024: Mark S. Scucchi; Erin W. McDowell; Alan W. Farquharson; Anthony W. Gaudlip

Peer Group Issuers, Footnote
(5)
Reflects cumulative total stockholder return for our Peer Group as described on page 43 of this proxy and assumes an initial investment of $100 on December 31, 2019. As of December 31, 2020, the members of the peer group included Antero Resources Corporation (AR), Cabot Oil and Gas Corporation (COG), Chesapeake Energy Corporation (CAKAQ), Cimarex Energy Co. (XEC), CNX Resources (CNX), EQT Corporation (EQT), Gulfport Energy Corporation (GPORQ), Matador Resources (MTDR), Murphy Oil (MUR), Oasis Petroleum (OASPQ), PDC Energy Inc. (POCE), QEP Resources Inc. (QEP), SM Energy Company (SM), Southwestern Energy Company (SWN), Whiting Petroleum (WLL), WPX Energy (WPX). In setting the 2021 peer group, XEC and COG were merged into Coterra (CTRA), CHKAQ declared bankruptcy, GPORQ, OASPQ, WLL and WPX were dropped and the S&P 500 index and Comstock Resources (CRK) were added to better test performance against a broader index. As of December 31, 2021, the members of the peer group include: AR, CTRA, CNX, CRK, EQT, MTDR, MUR, PDCE, QEP, SM, SWN and the S&P 500 index. As of December 31, 2022, the members of the peer group included AR, CTRA, CNX, CRK, EQT, MTDR, MUR, PDCE, SM, SWN and the S&P 500 index. QEP Resources was removed and Chesapeake Energy Corporation (CHK) was added back as they emerged from bankruptcy. PDC Energy is included through August 2023 when it was acquired by Chevron Corp. As of December 31, 2023, the members of the peer group included: AR, CHK, CNX, CRK, CTRA, EQT, MTDR, MUR, PDCE, SM, SWN, and the S&P 500 index. As of December 31, 2024, the members of the peer group included: AR, Callon Petroleum Company (CPE), CHK, Civitas Resources, Inc. (CIVI), Chord Energy Corporation (CHRD), CNX, CRK, CTRA, EQT, Magnolia Oil & Gas Corporation (MGY), MTDR, Marathon Oil Corporation (MRO), MUR, Permian Resources Corporation (PR), SM, SWN and the S&P 400 index. AR, CHK, CNX, CRK, CTRA, EQT, and SWN are included twice in the calculation of total stockholder return. CPE is included through February 2024 when it was acquired by Apache Corporation. MRO is included through November 2024 when it was acquired by Conoco Phillips. SWN is included through October 2024 when it was acquired by CHK to form EXE.

Adjustment To PEO Compensation, Footnote

Column (c). To calculate the amounts in “Compensation Actually Paid to CEO” column for Jeffrey L. Ventura, the following amounts were deducted from or added to (as applicable) our CEO’s total compensation as reported in the Summary Compensation Table (SCT):

	SCT for CEO Jeffrey L. Ventura	Reported Value of Equity Awards for CEO Jeffrey L. Ventura(1)	Equity Award Adjustments for CEO Jeffrey L. Ventura(2)	Compensation Actually Paid to CEO Jeffrey L. Ventura

2023	$592,899	$—	$6,555,711	$7,148,610
2022	$7,930,872	$(5,799,964)	$18,492,985	$20,623,893
2021	$7,542,954	$(4,799,996)	$27,118,849	$29,861,807
2020	$6,704,788	$(3,922,995)	$10,064,544	$12,846,337

(1)
Represents the grant date fair value of equity awards granted to our CEO as reported in the “Stock Awards” column in the SCT for each year. Mr. Ventura did not receive an equity grant in 2023 due to his retirement.
(2)
Represents the year-over-year change in the fair value of equity awards to our CEO.

Fair Value of Equity Awards for Former CEO – Jeffrey L. Ventura	2023	2022	2021	2020

As of year-end for awards granted during the year	$—	$6,899,722	$9,397,492	$8,992,765
Year-over-year increase of unvested awards granted in prior years	5,103,067	7,014,919	15,001,036	1,189,549
Increase (decrease) from prior year-end for awards that vested during the year	1,452,644	4,578,344	2,720,321	(117,770)
TOTAL EQUITY AWARD ADJUSTMENTS FOR FORMER CEO – JEFFREY L . VENTURA	$6,555,711	$18,492,985	$27,118,849	$10,064,544

Column (c). To calculate amounts in “Compensation Actually Paid to CEO” for Dennis L. Degner, the following amounts were deducted from or added (as applicable) to our CEO’s total compensation as reported in the SCT:

	SCT for CEO Dennis L. Degner	Reported Value of Equity Awards for CEO Dennis L. Degner(1)	Equity Award Adjustments for CEO Dennis L. Degner(2)	Compensation Actually Paid to CEO Dennis L. Degner

2024	$7,492,829	$(5,131,610)	$9,552,345	$11,913,564
2023	$6,181,944	$(3,925,016)	$8,968,027	$11,224,955

(1)
Represents the grant date fair value of equity awards granted to our CEO as reported in the “Stock Awards” column in the SCT.
(2)
Represents the year-over-year change in the fair value of equity awards to our CEO.

Fair Value of Equity Awards for CEO – Dennis L. Degner	2024	2023

As of year-end for awards granted during the year	$6,991,008	$4,950,314
Year-over-year increase of unvested awards granted in prior years	2,184,499	3,142,953
Increase from prior year-end for awards that vested during the year	376,837	874,760
TOTAL EQUITY AWARD ADJUSTMENTS FOR CEO – DENNIS L. DEGNER	$9,552,345	$8,968,027

Non-PEO NEO Average Total Compensation Amount	$ 2,426,926	$ 2,423,058	$ 2,658,371	$ 2,853,780	$ 2,755,736
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,493,169	3,585,941	7,195,488	10,803,072	5,106,097
Adjustment to Non-PEO NEO Compensation Footnote

Column (e). To calculate the amounts in “Average Compensation Actually Paid to Remaining NEOs” column in the table above, the following amounts were deducted from or added to (as applicable) to our remaining NEOs total compensation as reported in the SCT:

	Average SCT for Remaining NEOs	Average Reported Value of Equity Awards for Remaining NEOs	Average Equity Award Adjustments for Remaining NEOs	Average Compensation Actually Paid to Remaining NEOs

2024	$2,426,926	$(1,415,158)	$2,481,400	$3,493,169
2023	$2,423,058	$(1,324,995)	$2,487,878	$3,585,941
2022	$2,658,371	$(1,749,985)	$6,287,102	$7,195,488
2021	$2,853,780	$(1,744,995)	$9,694,287	$10,803,072
2020	$2,755,736	$(1,633,999)	$3,984,360	$5,106,097

Average Fair Value of Equity Awards for Remaining NEOs	2024	2023	2022	2021	2020

As of year-end for awards granted during the year	$1,788,384	$1,445,579	$2,132,512	$3,394,488	$3,725,287
Year-over-year increase of unvested awards granted in prior years	601,154	864,425	2,833,707	5,432,421	292,015
Increase (decrease) from prior year-end for awards that vested during the year	91,862	177,874	1,320,883	867,378	(32,942)
TOTAL EQUITY AWARD ADJUSTMENTS FOR REMAINING NEOS	$2,481,400	$2,487,878	$6,287,102	$9,694,287	$3,984,360

Compensation Actually Paid vs. Total Shareholder Return	CAP Versus Total Stockholder Return
Compensation Actually Paid vs. Net Income

Over the five year period from 2020 to 2024, our TSR was trending in a similar manner as the TSR for our peer group, but, for all years, our TSR outpaced that of our peers.

CAP Versus Net Income (Loss)

Compensation Actually Paid vs. Company Selected Measure	CAP Versus Net Debt
Total Shareholder Return Vs Peer Group	CAP Versus Total Stockholder Return
Tabular List, Table

The following list identifies the seven most important financial and non-financial measures used by our Compensation Committee to link the “Compensation Actually Paid” to our CEO and other NEOs in 2024. The role of each of these performance measures is more fully discussed in the CD&A starting on page 31 of this proxy statement.

Cash Unit Costs
Free Cash Flow
Return on Average Capital Employed
Drilling and Completion Costs per mcfe
Drilling Rate of Return
Net Debt
Emissions Performance

Total Shareholder Return Amount	$ 762	639	518	368	138
Peer Group Total Shareholder Return Amount	255	212	212	142	76
Net Income (Loss)	$ 266,000,000	$ 871,000,000	$ 1,183,000,000	$ 412,000,000	$ (712,000,000)
Company Selected Measure Amount	1,404,000,000	1,576,000,000	1,869,000,000	2,736,000,000	3,115,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Cash Unit Costs
Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Average Capital Employed
Measure:: 4
Pay vs Performance Disclosure
Name	Drilling and Completion Costs per mcfe
Measure:: 5
Pay vs Performance Disclosure
Name	Drilling Rate of Return
Measure:: 6
Pay vs Performance Disclosure
Name	Net Debt
Measure:: 7
Pay vs Performance Disclosure
Name	Emissions Performance
Jeffrey L. Ventura
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 592,899	$ 7,930,872	$ 7,542,954	$ 6,704,788
PEO Actually Paid Compensation Amount		$ 7,148,610	$ 20,623,893	$ 29,861,807	$ 12,846,337
PEO Name		Mr. Ventura	Mr. Ventura	Mr. Ventura	Mr. Ventura
Dennis L. Degner
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,492,829	$ 6,181,944	$ 6,181,944
PEO Actually Paid Compensation Amount	$ 11,913,564	$ 11,224,955
PEO Name	Mr. Degner	Mr. Degner
PEO | Jeffrey L. Ventura | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	(5,799,964)	$ (4,799,996)	$ (3,922,995)
PEO | Jeffrey L. Ventura | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		6,555,711	18,492,985	27,118,849	10,064,544
PEO | Jeffrey L. Ventura | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	6,899,722	9,397,492	8,992,765
PEO | Jeffrey L. Ventura | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,103,067	7,014,919	15,001,036	1,189,549
PEO | Jeffrey L. Ventura | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,452,644	4,578,344	2,720,321	(117,770)
PEO | Dennis L. Degner | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,131,610)	(3,925,016)
PEO | Dennis L. Degner | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,552,345	8,968,027
PEO | Dennis L. Degner | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,991,008	4,950,314
PEO | Dennis L. Degner | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,184,499	3,142,953
PEO | Dennis L. Degner | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	376,837	874,760
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,415,158)	(1,324,995)	(1,749,985)	(1,744,995)	(1,633,999)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,481,400	2,487,878	6,287,102	9,694,287	3,984,360
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,788,384	1,445,579	2,132,512	3,394,488	3,725,287
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	601,154	864,425	2,833,707	5,432,421	292,015
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 91,862	$ 177,874	$ 1,320,883	$ 867,378	$ (32,942)